CAPITAL MANAGEMENT - Changes in Invested Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in Invested capital [Roll Forward]
Opening balance	$ 13,032	$ 12,281
Net redemption of preferred units	(72)	0
Issuance of limited partnership units, net of redemptions	11	0
Issuance of BIPC exchangeable LP Units	0	751
Ending balance	12,971	13,032
Weighted Average Invested Capital	$ 13,032	$ 12,478